Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of amounts related to right of use asset

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Right-of-use assets
Offices	636,223	738,682	728,181
Data centers	198,053	206,258	356,990
Others	256,703	209,528	64,485
	1,090,979	1,154,468	1,149,656

Schedule of amounts recognized in profit and loss and supplemental cash flow information

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Depreciation charges of right of use assets
Offices	377,025	332,626	317,697
Data Centers	128,043	139,155	225,858
Others	106,776	95,414	51,690
	611,844	567,195	595,245
Interest expenses	70,388	60,870	76,218
Short‑term lease cost	400,926	512,492	447,362
Variable lease cost	97,548	78,700	45,315
	1,180,706	1,219,257	1,164,140

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Total cash outflow for principal elements of lease payment	700,021	566,110	556,774
Total cash outflow for related interest paid	71,288	59,970	64,692